Debt issued	12 Months Ended
Dec. 31, 2021
Debt issued
Debt issued

14. Debt issued

The table below sets forth certain information with respect to the Group’s indebtedness outstanding at December 31, 2021 and 2020:

			Principal amount			Balance sheet (at amortized cost) at
			USD	Currently
			equivalent	outstanding	Currently
	Issuance	Maturity	face value at	(in local	outstanding
($ in thousands)	date	date	issuance	currency)	(in USD)*	2021	2020
Burford Capital PLC
£90,000,000 issued at 6.50% fixed rate	8/19/2014	8/19/2022	$143,176	£62,028	$83,595	$83,396	$117,082
£100,000,000 issued at 6.125% fixed rate	4/26/2016	10/26/2024	$144,020	£100,000	$134,770	$134,092	$135,561
£175,000,000 issued at 5.00% fixed rate	6/1/2017	12/1/2026	$225,803	£175,000	$235,848	$234,153	$236,794

Burford Capital Finance LLC
$180,000,000 issued at 6.125% fixed rate	2/12/2018	8/12/2025	$180,000	$180,000	$180,000	$178,728	$178,377

Burford Capital Global Finance LLC
$400,000,000 issued at 6.25% fixed rate callable notes	4/5/2021	4/15/2028	$400,000	$400,000	$400,000	$392,188	$-
Total debt						$1,022,557	$667,814
*	Converted using exchange rate at December 31, 2021 of 1.3477 USD/GBP.

The following is a summary of the agreements governing the Group’s indebtedness outstanding at December 31, 2021 and 2020:

Trust Deed, dated as of August 19, 2014, by and among Burford Capital PLC, as issuer, Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC, as guarantor, and U.S. Bank Trustees Limited, as trustee

On August 19, 2014, Burford Capital PLC issued £90 million aggregate principal amount of 6.500% notes due 2022 (the “2022 Notes”) under a trust deed among Burford Capital PLC, as issuer, Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC, as guarantors, and U.S. Bank Trustees Limited, as trustee. The 2022 Notes (i) are unsecured, unsubordinated obligations of Burford Capital PLC, (ii) rank equally in right of payment with all other existing and future unsecured, unsubordinated indebtedness of Burford Capital PLC and (iii) are unconditionally guaranteed by Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC. If any subsidiary, other than certain excluded subsidiaries, of Burford Capital Limited has certain indebtedness which amounts to more than £2 million, such subsidiary shall provide a guarantee in respect of the 2022 Notes.

The 2022 Notes bear interest at a rate of 6.500% per annum, payable semiannually in arrears on February 19 and August 19 of each year. Burford Capital PLC may redeem the 2022 Notes, in whole, but not in part, at any time at the greater of (x) the principal amount and (y) an amount calculated by reference to the then-current yield of the UK 4.00% Treasury Gilt 2022 plus 1.0%, in each case, plus accrued and unpaid interest. Burford Capital PLC may redeem the 2022 Notes for certain tax reasons, in whole, but not in part, at any time at the principal amount, plus accrued and unpaid interest.

The trust deed relating to the 2022 Notes contains certain covenants, including (i) a restriction on the creation of any security interest by Burford Capital PLC, Burford Capital Limited, Burford Capital Finance LLC or Burford Capital Global Finance LLC with respect to their respective businesses, undertakings, assets or revenues to secure certain financial indebtedness unless the 2022 Notes are secured equally, subject to certain exemptions, and (ii) a requirement that Burford Capital Limited maintains a level of consolidated net debt that is less than 50% of the level of its tangible assets. The 2022 Notes are governed by English law.

At December 31, 2021, the Group was in compliance with the covenants set forth in the trust deed relating to the 2022 Notes.

Trust Deed, dated as of April 26, 2016, by and among Burford Capital PLC, as issuer, Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC, as guarantor, and U.S. Bank Trustees Limited, as trustee

On April 26, 2016, Burford Capital PLC issued £100 million aggregate principal amount of 6.125% notes due 2024 (the “2024 Notes”) under a trust deed among Burford Capital PLC, as issuer, Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC, as guarantors, and U.S. Bank Trustees Limited, as trustee. The 2024 Notes (i) are unsecured, unsubordinated obligations of Burford Capital PLC, (ii) rank equally in right of payment with all other existing and future unsecured, unsubordinated indebtedness of Burford Capital PLC and (iii) are unconditionally guaranteed by Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC. If any subsidiary, other than certain excluded subsidiaries, of Burford Capital Limited has certain indebtedness which amounts to more than £2 million, such subsidiary shall provide a guarantee in respect of the 2024 Notes.

The 2024 Notes bear interest at a rate of 6.125% per annum, payable semiannually in arrears on April 26 and October 26 of each year. Burford Capital PLC may redeem the 2024 Notes, in whole, but not in part, at any time at the greater of (x) the principal amount and (y) an amount calculated by reference to the then-current yield of the UK 2.75% Treasury Gilt 2024 plus 1.0%, in each case, plus accrued and unpaid interest. Burford Capital PLC may redeem the 2024 Notes for certain tax reasons, in whole, but not in part, at any time at the principal amount, plus accrued and unpaid interest.

The trust deed relating to the 2024 Notes contains certain covenants, including (i) a restriction on the creation of any security interest by Burford Capital PLC, Burford Capital Limited, Burford Capital Finance LLC, or Burford Capital Global Finance LLC with respect to their respective businesses, undertakings, assets or revenues to secure certain financial indebtedness unless the 2024 Notes are secured equally, subject to certain exemptions, and (ii) a requirement that Burford Capital Limited maintains a level of consolidated net debt that is less than 50% of the level of its tangible assets. The 2024 Notes are governed by English law.

At December 31, 2021, the Group was in compliance with the covenants set forth in the trust deed relating to the 2024 Notes.

Trust Deed, dated as of June 1, 2017, by and among Burford Capital PLC, as issuer, Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC, as guarantor, and U.S. Bank Trustees Limited, as trustee

On June 1, 2017, Burford Capital PLC issued £175 million aggregate principal amount of 5.000% notes due 2026 (the “2026 Notes”) under a trust deed among Burford Capital PLC, as issuer, Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC, as guarantors, and U.S. Bank Trustees Limited, as trustee. The 2026 Notes (i) are unsecured, unsubordinated obligations of Burford Capital PLC, (ii) rank equally in right of payment with all other existing and future unsecured, unsubordinated indebtedness of Burford Capital PLC and (iii) are unconditionally guaranteed by Burford Capital Limited, Burford Capital Finance LLC and Burford Capital Global Finance LLC. If any subsidiary, other than certain excluded subsidiaries, of Burford Capital Limited has certain indebtedness which amounts to more than £2 million, such subsidiary shall provide a guarantee in respect of the 2026 Notes.

The 2026 Notes bear interest at a rate of 5.000% per annum, payable semiannually in arrears on December 1 and June 1 of each year. Burford Capital PLC may redeem the 2026 Notes, in whole, but not in part, at any time at the greater of (x) the principal amount and (y) an amount calculated by reference to the then-current yield of the UK 1.5% Treasury Gilt 2026 plus 1.0%, in each case, plus accrued and unpaid interest. Burford Capital PLC may redeem the 2026 Notes for certain tax reasons, in whole, but not in part, at any time at the principal amount, plus accrued and unpaid interest.

The trust deed relating to the 2026 Notes contains certain covenants, including (i) a restriction on the creation of any security interest by Burford Capital PLC, Burford Capital Limited, Burford Capital Finance LLC or Burford Capital Global Finance LLC with respect to their respective businesses, undertakings, assets or revenues to secure certain financial indebtedness unless the 2026 Notes are secured equally, subject to certain exemptions, and (ii) a requirement that Burford Capital Limited maintains a level of consolidated net debt that is less than 50% of the level of its tangible assets. The 2026 Notes are governed by English law.

At December 31, 2021, the Group was in compliance with the covenants set forth in the trust deed relating to the 2026 Notes.

Trust Deed, dated as of February 12, 2018, by and among Burford Capital Finance LLC, as issuer, Burford Capital Limited, Burford Capital PLC and Burford Capital Global Finance LLC, as guarantors, and U.S. Bank Trustees Limited, as trustee

On February 12, 2018, Burford Capital Finance LLC issued $180 million aggregate principal amount of 6.125% notes due 2025 (the “2025 Notes”) under a trust deed among Burford Capital Finance LLC, as issuer, Burford Capital Limited, Burford Capital PLC and Burford Capital Global Finance LLC, as guarantors, and U.S. Bank Trustees Limited, as trustee. The 2025 Notes (i) are unsecured, unsubordinated obligations of Burford Capital Finance LLC, (ii) rank equally in right of payment with all other existing and future unsecured, unsubordinated indebtedness of Burford Capital Finance LLC and (iii) are unconditionally guaranteed by Burford Capital Limited, Burford Capital PLC and Burford Capital Global Finance LLC. If any subsidiary, other than certain excluded subsidiaries, of Burford Capital Limited has certain indebtedness which amounts to more than £2 million, such subsidiary shall provide a guarantee in respect of the 2025 Notes.

The 2025 Notes bear interest at a rate of 6.125% per annum, payable semiannually in arrears on February 12 and August 12 of each year. Burford Capital Finance LLC may redeem the 2025 Notes for certain tax reasons, in whole, but not in part, at any time at the principal amount, plus accrued and unpaid interest.

The trust deed relating to the 2025 Notes contains certain covenants, including (i) a restriction on the creation of any security interest by Burford Capital Finance LLC, Burford Capital Limited, Burford Capital PLC or Burford Capital Global Finance LLC with respect to their respective businesses, undertakings, assets or revenues to secure certain financial indebtedness unless the 2025 Notes are secured equally, subject to certain exemptions, and (ii) a requirement that

Burford Capital Limited maintains a level of consolidated net debt that is less than 50% of the level of its tangible assets. The 2025 Notes are governed by English law.

At December 31, 2021, the Group was in compliance with the covenants set forth in the trust deed relating to the 2025 Notes.

Indenture, dated as of April 5, 2021, by and among Burford Capital Global Finance LLC, as issuer, Burford Capital Limited, as parent guarantor, the other guarantors party thereto from time to time and U.S. Bank Trust Company, National Association, as trustee

On April 5, 2021, Burford Capital Global Finance LLC issued $400 million aggregate principal amount of 6.250% senior notes due 2028 (the “2028 Notes”) under an indenture among Burford Capital Global Finance LLC, as issuer, Burford Capital Limited, as parent guarantor, the other guarantors party thereto from time to time and U.S. Bank Trust Company, National Association, as successor to U.S. Bank National Association, as trustee. The 2028 Notes (i) are senior unsecured obligations of Burford Capital Global Finance LLC, (ii) rank equal in right of payment with all existing and future unsecured indebtedness of Burford Capital Global Finance LLC that is not expressly subordinated in right of payment to the 2028 Notes and are senior in right of payment to all existing and future indebtedness of Burford Capital Global Finance LLC expressly subordinated in right of payment to the 2028 Notes and (iii) are fully and unconditionally guaranteed by Burford Capital Limited, as parent guarantor, and Burford Capital Finance LLC and Burford Capital PLC. Each restricted subsidiary of Burford Capital Limited (other than Burford Capital Global Finance LLC) that (i) incurs or guarantees any indebtedness under the notes outstanding at the issue date of the 2028 Notes or (ii) incurs other indebtedness for borrowed money or guarantees other indebtedness for borrowed money of Burford Capital Global Finance LLC or any guarantor in an aggregate principal amount in excess of $5 million, is required to guarantee the 2028 Notes.

The 2028 Notes bear interest at a rate of 6.250% per annum, payable semiannually in arrears on April 15 and October 15 of each year. Burford Capital Global Finance LLC may redeem some or all of the 2028 Notes on or after April 15, 2024, at the redemption prices set forth in the indenture relating to the 2028 Notes, plus accrued and unpaid interest. Burford Capital Global Finance LLC may redeem some or all of the 2028 Notes at any time before April 15, 2024, at a redemption price equal to 100% of the aggregate principal amount of the 2028 Notes redeemed, plus a make-whole premium and accrued and unpaid interest. In addition, prior to April 15, 2024, Burford Capital Global Finance LLC may redeem at its option up to 40% of the aggregate principal amount of the 2028 Notes with the proceeds of certain equity offerings at the redemption price set forth in the indenture relating to the 2028 Notes, provided that at least 50% of the aggregate principal amount of the 2028 Notes remains outstanding. Furthermore, Burford Capital Global Finance LLC will be required to make an offer to repurchase all of the 2028 Notes upon the occurrence of certain events constituting a change of control at a price equal to 101% of the principal amount of the 2028 Notes, plus accrued and unpaid interest. If Burford Capital Global Finance LLC sells certain assets and the net cash proceeds are not applied as permitted under the indenture relating to the 2028 Notes, Burford Capital Global Finance LLC may be required to use such proceeds to offer to purchase some of the 2028 Notes at 100% of the aggregate principal amount of the 2028 Notes repurchased, plus accrued and unpaid interest.

The indenture relating to the 2028 Notes contains certain customary covenants, including restrictions on the ability of Burford Capital Limited and its restricted subsidiaries to (i) incur or guarantee additional indebtedness, (ii) pay cash dividends or make other cash distributions in respect of, or repurchase or redeem, capital stock or make other restricted payments (including restricted investments), (iii) create or incur certain liens, (iv) merge or consolidate with another company or sell all or substantially all of their assets and (v) enter into transactions with affiliates. The 2028 Notes are governed by the laws of the State of New York.

At December 31, 2021, the Group was in compliance with the covenants set forth in the indenture relating to the 2028 Notes.

The table below sets forth a summary of the changes in the outstanding indebtedness due to cash flows and non-cash changes for the years ended December 31, 2021 and 2020:

($ in thousands)
Debt issued	2021	2020
At January 1	677,370	665,342
Debt issued	400,000	-
Amortized debt issue costs	(8,742)	-
Interest expense	58,647	39,048
Interest paid	(51,270)	(37,890)
Foreign exchange (loss)/gain	(5,601)	15,834
Debt buyback	(33,929)	(4,964)
At period end	1,036,475	677,370
Split:
Debt issued	1,022,557	667,814
Debt interest payable	13,918	9,556
Total debt issued	1,036,475	677,370

The table below sets forth unamortized issuance costs of the outstanding indebtedness at December 31, 2021 and 2020:

($ in thousands)	2021	2020
6.5% due Aug 2022	199	515
6.125% due Oct 2024	678	929
6.125% due Aug 2025	1,272	1,623
5.0% due Dec 2026	1,695	2,063
6.25% due Apr 2028	7,812	-

The table below sets forth the components of total finance costs of the outstanding indebtedness for the years ended December 31, 2021, 2020 and 2019:

(S in thousands)	2021	2020	2019
Debt interest expense	56,454	37,814	37,528
Debt issue costs incurred as finance costs	2,193	1,234	1,219
Total finance costs	58,647	39,048	38,747